Restricted Cash and Investments	12 Months Ended
Jun. 30, 2026
Total Restricted cash and investments [Abstract]
Restricted Cash And Investments	Restricted cash and investments

	SA Rand
Figures in million	2026	2025
Restricted cash	390	330
Restricted investments	7 320	6 731
Total restricted cash and investments	7 710	7 061
Current portion of restricted cash and investments	50	46
Non-current portion of restricted cash and investments	7 660	7 015

Restricted cash	Restricted cash

	SA Rand
Figures in million	2026	2025
Non-current	340	284
Current	50	46
Total restricted cash (a)	390	330
(a)This primarily relates to funds set aside to serve as collateral against guarantees made to the Department of Mineral and
Petroleum Resources (DMPR) in South Africa for environmental and rehabilitation obligations. Refer to note 24. The funds are invested in short-term money market funds and call accounts, which require third-party approval for release and are therefore not available for general use by the other entities within the group.

Restricted Investments	Restricted investments

	SA Rand
Figures in million	2026	2025
Investments held by environmental trust funds	7 303	6 716
Investments held by the Social Trust Fund	17	15
Total restricted investments (non-current)	7 320	6 731
Environmental trust funds

Accounting policy
Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications. The equity-linked deposits and investment in unit trusts are classified and measured at fair value through profit or loss, while the equity investments are classified and measured at fair value through other comprehensive income. Interest-bearing short-term investments as well as investments in government bonds are classified and measured as debt instruments at amortised cost.

The environmental trust funds are irrevocable trusts under the group's control. Contributions to the trusts are invested in various instruments which include the following: listed equity securities, unit trusts, government bonds, interest-bearing short-term and medium-term cash investments and medium-term equity-linked deposits. The equity-linked deposits are issued by commercial banks that provide guaranteed interest and additional interest or growth linked to the growth of the Top 40 index of the JSE. These investments provide for the estimated cost of rehabilitation at the end of the life of the group's mines. Income earned on the investments is retained in the funds and reinvested.
The environmental trust funds consist of:

	SA Rand
Figures in million	2026	2025
Fixed deposits	4 292	4 013
Cash equivalents	177	79
Equity-linked deposits	1 866	1 744
Government bonds	439	427
Equity investments	449	384
Collective investment scheme (unit trusts)	80	69
Total environmental trust funds	7 303	6 716
15Restricted cash and investments continued
Restricted investments continued
Environmental trust funds continued
Reconciliation of the movement in investments held by environmental trust funds:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	6 716	6 030
Interest income	390	369
Fair value gain through profit or loss[1]	150	254
Fair value gain through other comprehensive income	32	48
Dividends received	15	16
Maturity of equity-linked deposits	(3)	—
Acquisition/(maturity) of fixed deposits	(18)	84
Acquisition of equity investments	30	—
Maturity of collective investment schemes (unit trusts)	(64)	—
Acquisition of government bonds	13	32
Net transfer of cash equivalents	42	(117)
Balance at end of year	7 303	6 716
[1]Refer to note 9 for more detail.
The Social Trust Fund
The Social Trust Fund is an irrevocable trust under the group's control. The purpose of the trust is to fund the social plan to reduce the negative effects of restructuring on the group's workforce, to put measures in place to ensure that the technical and life skills of the group's workforce are developed and to develop the group's workforce in such a manner as to avoid or minimise the effect of job losses and a decline in employment through turnaround or redeployment strategies.
The Social Trust Fund investment comprises a unit trust portfolio that is exposed to the fair value changes in the equity market and is classified as a fair value through profit or loss investment.